Taxation - Reconciliation of effective tax rate (Details) - ZAR (R) R in Millions			12 Months Ended
	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of average effective tax rate and applicable tax rate
Normal tax rate			27.00%	27.00%	28.00%
Increase/(decrease) in rate of tax due to - disallowed expenditure			(2.30%)	6.10%	1.10%
Increase/(decrease) in rate of tax due to - disallowed share-based payment expenses			(0.10%)	0.20%	0.10%
Increase/(decrease) in rate of tax due to - different tax rates			(7.90%)	3.10%	0.50%
Increase/(decrease) in rate of tax due to - tax losses not recognised			(49.60%)	4.80%	0.80%
Increase/(decrease) in rate of tax due to - translation differences				4.30%
Increase/(decrease) in rate of tax due to - capital gains and losses					1.60%
Increase/(decrease) in rate of tax due to - prior year adjustments					0.70%
Increase/(decrease) in rate of tax due to - other adjustments				2.10%	0.30%
(Decrease)/increase in rate of tax due to - exempt income			0.20%	(2.70%)	(5.90%)
(Decrease)/increase in rate of tax due to - share of profits of equity accounted investments			1.40%	(4.90%)	(1.60%)
(Decrease)/increase in rate of tax due to - utilisation of tax losses			0.80%	(0.70%)	(0.10%)
(Decrease)/increase in rate of tax due to - investment incentive allowances			0.20%	(1.30%)	(0.10%)
(Decrease)/increase in rate of tax due to - translation differences			0.40%		(0.30%)
(Decrease)/increase in rate of tax due to - capital gains and losses				(0.20%)
(Decrease)/increase in rate of tax due to - change in South African corporate income tax rate					(0.10%)
(Decrease)/increase in rate of tax due to - prior year adjustments				(2.10%)
(Decrease)/increase in rate of tax due to - other adjustments			1.70%
Effective tax rate			(28.20%)	35.70%	25.00%
South Africa
Reconciliation of average effective tax rate and applicable tax rate
Normal tax rate	27.00%	28.00%
Translation difference arising from exchange rates				R 845
United States
Reconciliation of average effective tax rate and applicable tax rate
Normal tax rate				23.00%
Mozambique
Reconciliation of average effective tax rate and applicable tax rate
Normal tax rate				32.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Reconciliation of average effective tax rate and applicable tax rate
Proportion of equity interest disposed of					30.00%